Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule of Reverse Recapitalization
The following table reconciles the elements of the Merger to the consolidated statements of cash flows and the consolidated statement of changes in stockholder's equity (deficit) for the year ended December 31, 2021 (in thousands):

Cash – Osprey’s trust and cash (net of redemptions)	$103,049
Cash - PIPE financings (PIPE Shares and Palantir)	188,000
Gross Merger proceeds	$291,049
Less: fees paid to Osprey IPO underwriters	(11,173)
Less: other Osprey transaction costs	(15,831)
Less: BlackSky transaction costs	(19,165)
Proceeds from Reverse Recapitalization, net payment of BlackSky equity issuance costs	$244,880
Less: non-cash assets and warrant liabilities assumed from Osprey	(43,963)
Net impact from Reverse Recapitalization to BlackSky's equity	$200,917
The number of shares of Company Class A common stock originally issued by Osprey prior to Merger and the recapitalization of the Class A common stock following the Merger are as follows:

Number of Shares
(in thousands)
Osprey class A common stock, outstanding prior to Merger	31,625
Less: redemption of Osprey class A common stock	(21,375)
Total Osprey class A common stock pre-Merger	10,250
Osprey Founder class A common stock	5,534
Class A common stock issued in PIPE and Palantir financing	18,800
Total Merger, PIPE, and Palantir financing class A common stock	34,584